UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

AI Powered International Equity ETF
Schedule of Investments
August 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.3%
	Australia - 2.8%
2,333	Australia & New Zealand Banking Group Ltd. - ADR	$49,554
1,615	Mesoblast Ltd. - ADR (a)	9,819
4,059	National Australia Bank Ltd. - ADR	41,503
		100,876
	Belgium - 1.2%
2,441	Euronav NV	21,237
223	Galapagos NV - ADR (a)	22,603
		43,840
	Canada - 20.2%
2,317	Alamos Gold, Inc.	10,172
1,095	Aphria, Inc. (a)	14,191
7,085	Auryn Resources, Inc. (a)	7,510
3,147	B2Gold Corp. (a)	7,364
2,849	Brookfield Asset Management, Inc. - Class A	121,852
1,030	Cameco Corp.	10,722
746	Descartes Systems Group, Inc. (a)	26,109
10,975	Eldorado Gold Corp. (a)	10,753
2,433	Encana Corp.	32,286
2,944	Endeavour Silver Corp. (a)	6,595
2,224	Fortis, Inc.	72,770
3,186	Goldcorp, Inc.	34,536
1,065	Hydrogenics Corp. (a)	6,124
3,113	IAMGOLD Corp. (a)	12,701
687	Kirkland Lake Gold Ltd.	12,819
5,528	MAG Silver Corp. (a)	42,290
1,483	MFC Bancorp Ltd. (a)	9,150
3,188	Mitel Networks Corp. (a)	35,068
3,869	Mountain Province Diamonds, Inc. (a)	8,318
5,025	New Gold, Inc. (a)	4,880
219	Nutrien Ltd.	12,402
10,521	Obsidian Energy Ltd. (a)	10,416
641	Open Text Corp.	25,159
544	Pan American Silver Corp.	8,481
1,098	Pretium Resources, Inc. (a)	9,102
311	Restaurant Brands International, Inc.	17,851
3,187	Seabridge Gold, Inc. (a)	36,014
122	Shopify, Inc. - Class A (a)	17,772
667	Sierra Wireless, Inc. (a)	12,573
380	Sun Life Financial, Inc.	15,101
2,883	SunOpta, Inc. (a)	22,055
617	Teck Resources Ltd. - Class B	14,031
190	TransCanada Corp.	8,094
7,887	Trilogy Metals, Inc. (a)	14,275
23	Vermilion Energy, Inc.	729
2,952	Westport Fuel Systems, Inc. (a)	10,745
735	Wheaton Precious Metals Corp.	12,627
506	Zymeworks, Inc. (a)	7,109
		740,746
	China - 2.7%
548	CNOOC Ltd. - ADR	97,385
	Denmark - 1.2%
147	Ascendis Pharma A/S - ADR (a)	10,434

321	Novo Nordisk A/S - ADR	15,784
1,174	Zealand Pharma A/S - ADR (a)	17,082
		43,300
	Finland - 0.6%
2,231	Nokia OYJ - ADR	12,382
214	UPM-Kymmene OYJ - ADR	8,256
		20,638
	France - 1.1%
8,128	Sequans Communications SA - ADR (a)	13,492
429	TOTAL SA - ADR	26,915
		40,407
	Germany - 5.5%
959	Bayer AG - ADR	22,369
319	Continental AG - ADR	11,698
1,028	E.ON SE - ADR	10,958
255	Fresenius Medical Care AG & Co KGaA - ADR	12,883
528	Infineon Technologies AG - ADR	13,430
848	SAP SE - ADR	101,539
422	Siemens AG - ADR	27,348
		200,225
	India - 0.3%
1,105	Eros International PLC (a)	12,487
	Ireland - 5.8%
552	Accenture PLC - Class A	93,327
277	AerCap Holdings NV (a)	15,781
10,881	Amarin Corp PLC - ADR (a)	34,383
143	Medtronic PLC	13,787
532	Ryanair Holdings PLC - ADR (a)	54,195
		211,473
	Israel - 8.5%
855	AudioCodes Ltd.	9,072
4,986	Cellcom Israel Ltd. (a)	29,268
7,668	Check Cap Ltd. (a)	30,902
2,591	Gazit-Globe Ltd.	23,681
4,799	Intec Pharma Ltd. (a)	18,956
1,151	Mellanox Technologies Ltd. (a)	95,763
629	Nova Measuring Instruments Ltd. (a)	18,524
6,252	Partner Communications Co Ltd. - ADR (a)	26,946
304	Tower Semiconductor Ltd. (a)	6,627
558	UroGen Pharma Ltd. (a)	26,968
216	Wix.com Ltd. (a)	23,998
		310,705
	Italy - 1.4%
804	Eni SpA - ADR	29,869
211	Luxottica Group SpA - ADR	14,021
1,365	Telecom Italia SpA - ADR (a)	8,804
		52,694
	Japan - 12.1%
481	Hitachi Ltd. - ADR	31,361
1,950	Internet Initiative Japan, Inc. - ADR	20,709
1,372	LINE Corp. - ADR (a)	62,577
1,915	Nippon Telegraph & Telephone Corp. - ADR	85,046
941	ORIX Corp. - ADR	75,214
736	Sony Corp. - ADR	41,827
123	TDK Corp. - ADR	13,786
905	Toyota Motor Corp. - ADR	112,292
		442,812
	Luxembourg - 0.9%
544	Ardagh Group SA	8,715

714	Tenaris SA - ADR	23,948
		32,663
	Netherlands - 0.2%
63	NXP Semiconductors NV (a)	5,868
	New Zealand - 0.1%
408	Spark New Zealand Ltd. - ADR	5,343
	Norway - 0.3%
621	Telenor ASA - ADR	11,675
	Portugal - 0.2%
207	EDP - Energias de Portugal SA - ADR	8,106
	South Korea - 4.7%
577	KB Financial Group, Inc. - ADR	26,432
1,619	KT Corp. - ADR	22,358
469	POSCO - ADR	34,007
3,392	SK Telecom Co Ltd. - ADR	88,225
		171,022
	Spain - 0.8%
3,713	Telefonica SA - ADR	30,112
	Sweden - 1.9%
723	SKF AB - ADR	13,925
1,124	Svenska Cellulosa AB SCA - ADR	13,095
5,253	Telefonaktiebolaget LM Ericsson - ADR	44,177
		71,197
	Switzerland - 4.2%
1,866	AC Immune SA (a)	17,335
729	Nestle SA - ADR	61,054
208	Novartis AG - ADR	17,266
1,626	Roche Holding AG - ADR	50,340
109	TE Connectivity Ltd.	9,993
		155,988
	United Kingdom - 17.5%
3,919	Adaptimmune Therapeutics PLC - ADR (a)	45,146
710	Aon PLC	103,348
298	British American Tobacco PLC - ADR	14,417
464	Coca-Cola European Partners PLC	19,785
897	Diageo PLC - ADR	125,051
6,499	Ensco PLC - Class A	44,453
3,293	Ferroglobe PLC	27,266
450	GlaxoSmithKline PLC - ADR	18,225
90	InterContinental Hotels Group PLC - ADR	5,591
712	International Consolidated Airlines Group SA - ADR	12,833
3,994	Kingfisher PLC - ADR	28,877
602	National Grid PLC - ADR	31,906
2,751	Smith & Nephew PLC - ADR	98,568
843	Summit Therapeutics PLC - ADR (a)	1,981
1,105	TechnipFMC PLC	33,846
1,826	Venator Materials PLC (a)	22,058
716	Verona Pharma PLC - ADR (a)	8,936
		642,287
	United States - 5.1%
572	Adient PLC	24,762
198	Ingersoll-Rand PLC	20,055
202	LyondellBasell Industries NV - Class A	22,782
626	Seagate Technology PLC	33,516
535	Stratasys Ltd. (a)	13,348
3,125	Strongbridge Biopharma PLC (a)	17,188
254	Talend SA - ADR (a)	15,634
498	Tronox Ltd. - Class A	8,063
3,965	VBI Vaccines, Inc. (a)	8,089

429	WaVe Life Sciences Ltd. (a)	22,866
		186,303
	TOTAL COMMON STOCKS (Cost $3,742,586)	3,638,152

SHORT-TERM INVESTMENTS - 0.7%
	Money Market Funds - 0.7%
26,331	First American Government Obligations Fund, Class X, 1.84% (b)	26,331
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,331)	26,331
	TOTAL INVESTMENTS - 100.0% (Cost $3,768,917)	3,664,483
	Liabilities in Excess of Other Assets - 0.0%	(1,396)
	NET ASSETS - 100.0%	$3,663,087

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of August 31, 2018

ADR	American Depositary Receipt

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,638,152	$ -	$ -	$ 3,638,152
Short-Term Investments	26,331	-	-	26,331
Total Investments in Securities	$ 3,664,483	$ -	$ -	$ 3,664,483
^ See Schedule of Investments for country breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        ETF Series Solutions

By (Signature and Title)        /s/  Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         10/10/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/  Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          10/10/18

By (Signature and Title)*       /s/ Brett M. Wickman
  Brett M. Wickman, Assistant Treasurer (acting principal
  financial officer)

Date          10/10/18

* Print the name and title of each signing officer under his or her signature.